Summary of Significant Accounting Policies - Additional Information (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Restricted Cash and Cash Equivalents	$ 36,000,000	$ 82,900,000	$ 12,700,000	$ 48,300,000
Impairment of long-lived assets	0	0
Cash and cash equivalents	35,102,000	80,819,000	11,846,000	47,400,000
Restricted cash	$ 900,000	$ 2,100,000	$ 900,000	$ 900,000